Leases - Additional Information (Details)	12 Months Ended
Dec. 31, 2024 EUR (€)
Bottom of Range
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Lease option to renew term	1 year
Top of Range
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Lease option to renew term	6 years
Plant and Machinery | Bottom of Range
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Lease term	3 years
Plant and Machinery | Top of Range
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Lease term	6 years
Vehicles and Other Equipment | Bottom of Range
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Lease term	3 years
Vehicles and Other Equipment | Top of Range
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Lease term	5 years
Property Lease | Bottom of Range
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Lease term	2 years
Property Lease | Top of Range
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Lease term	10 years
Machinery, Industrial Equipment and Vehicles | Top of Range
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Lease term	12 months
Office Equipment | Top of Range
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Operating leases with low value	€ 5,000
Twelve Months Property Lease
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Property lease term	12 months
Property lease extension term	9 months
Undiscounted liability	€ 22,000